DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

6. DISCONTINUED OPERATIONS

          On December 3, 2011, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuanping for a total consideration of US$11,276 (RMB71,050) cash. Yuanping owns and operates one hydroelectric station located in the Fujian Province, the PRC. On the same day, an agreement was entered into between Yuanping and Yuheng whereby Yuanping is assigned a right to use 36.48% of the water generated by Yuheng’s dam and reservoir at nil consideration with immediate effect. The dam and reservoir legally owned by Yuheng had been utilized in power generation by both Yuanping and Yuheng historically. The disposal transaction was not completed as of December 31, 2011.

          Yuanping met the criteria for disposal group to be classified as held for sale in accordance with ASC 360-10. In addition, Yuanping has operations and cash flows that were clearly distinguished from the rest of the Group in accordance with ASC 205. Accordingly, the operating results of Yuanping have been presented as discontinued operations in the consolidated statements of operations for all years presented. The assets and liabilities related to Yuanping have been presented as assets classified as held-for -sale and liabilities directly associated with the assets classified as held-for-sale, respectively, in accordance with ASC360-10 in the consolidated balance sheet as of December 31, 2011. The disposal transaction was completed on March 2, 2012.

          The breakdown of assets and liabilities as of each reporting date and the results of discontinued operations for the years presented are as follows:

(a)	Assets of disposal group classified as held-for-sale

	December 31,

	2010	2011

	US$	US$

Cash and cash equivalents	204	11
Property, plant and equipment	17,062	17,376
Goodwill	3,058	3,214
Other intangible assets	550	587
Deferred tax assets	—	259
Other current assets	303	246

Total	21,177	21,693

(b)	Liabilities directly associated with the assets classified as held-for-sale

	December 31,

	2010	2011

	US$	US$

Long term loans	10,419	10,475
Deferred tax liabilities(non current)	462	815
Current portion of long-term loans	302	476
Accrued expenses and other current liabilities	189	154

Total	11,372	11,920

          In accordance with ASC 740, as it is more likely than not that a deferred tax liability will be realized as a result of the decision to dispose of Yuanping, a tax liability of US$136 was recorded when the disposal group is classified as held for sale even though any capital gain tax expected upon disposal cannot be recognized until the sale is consummated.

(c)	Results of discontinued operations

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Revenues	1,848	3,373	1,790
Cost of revenues	(725)	(875)	(867)
General and administrative expenses	(96)	(133)	(94)
Interest income	—	1	1
Interest expense	(869)	(685)	(787)
Other (expense) income, net	—	6	(2)
Income tax expenses	(59)	197	(79)

Net income (loss) on discontinued operations	99	1,884	(38)

(d)

No allocation of cash flows has been made between continuing and discontinued operations, as the cash flows provided by or used in the operating, investing and financing activities of the discontinued operations were insignificant.